Related Parties (Details) - Schedule of balances with related parties	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employees [Member]
Related Parties (Details) - Schedule of balances with related parties [Line Items]
Nature of transaction, salaries and related	Salaries and related
Nature of transaction, compensation for directors not employed by the Company	(317)	(98)
Directors [Member]
Related Parties (Details) - Schedule of balances with related parties [Line Items]
Nature of transaction, salaries and related	Compensation for directors not employed by the Company
Nature of transaction, compensation for directors not employed by the Company	(57)